FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

11. FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

As of December 31, 2021 and 2022, short-term investments measured at fair value are as follows:

	Fair value measurement as of December 31, 2022
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	1,512,953	—	1,512,953
Investments elected to measure at fair value
- Wealth management products	—	1,203,995	—	1,203,995
Total	—	2,716,948	—	2,716,948

11. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	Fair value measurement as of December 31, 2021
	Quoted prices in active market for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	—	2,199,372	—	2,199,372
Total	—	2,199,372	—	2,199,372

The Group’s available-for-sale debt investments and investments elected to measure at fair value as of December 31, 2021 and 2022 mainly consist of wealth management products purchased from banks. The products are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

A summary of available-for-sale investments during the years ended December 31, 2021 and 2022 is presented as below:

	As of December 31, 2022
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	1,508,635	4,318	—	—	1,512,953
Total	1,508,635	4,318	—	—	1,512,953

11. FAIR VALUE MEASUREMENT - continued

Measured at fair value on a recurring basis - continued

	As of December 31, 2021
	Original cost	Unrealized gains	Unrealized loss	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale debt investments
- Wealth management products	2,203,630	—	4,258	—	2,199,372
Total	2,203,630	—	4,258	—	2,199,372

For the year ended December 31, 2022, a gain of RMB1,422 resulting from changes in fair value of the products under fair value option was recorded in other income.

As of December 31, 2022, RMB1,512,953 available-for-sale investments and RMB1,203,995 investments elected to measure at fair value will mature within one year.

Measured at fair value on a non-recurring basis

Property, plant and software, goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized, which is disclosed in note 6, 8 and 9, respectively.